Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Supplement [Text Block]	wtt_SupplementTextBlock
WISDOMTREE TRUST

WisdomTree Global ex-US Dividend Growth Fund

Supplement Dated October 7, 2013
To The Prospectus and Statement of Additional Information
Dated August 1, 2013

The following information supplements, and should be read in conjunction with, the WisdomTree Global ex-US Dividend Growth Fund’s Prospectus and Statement of Additional Information listed above.

Effective October 7, 2013, the WisdomTree Global ex-US Growth Fund (Ticker Symbol: DNL) is renamed the WisdomTree Global ex-US Dividend Growth Fund (the “Fund”).

If you would like additional information, including information about the Fund or other WisdomTree Funds, please call 1-866-909-9473 or visit www.wisdomtree.com.
WisdomTree Global ex-U.S. Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wtt_SupplementTextBlock
WISDOMTREE TRUST

WisdomTree Global ex-US Dividend Growth Fund

Supplement Dated October 7, 2013
To The Prospectus and Statement of Additional Information
Dated August 1, 2013

The following information supplements, and should be read in conjunction with, the WisdomTree Global ex-US Dividend Growth Fund’s Prospectus and Statement of Additional Information listed above.

Effective October 7, 2013, the WisdomTree Global ex-US Growth Fund (Ticker Symbol: DNL) is renamed the WisdomTree Global ex-US Dividend Growth Fund (the “Fund”).

If you would like additional information, including information about the Fund or other WisdomTree Funds, please call 1-866-909-9473 or visit www.wisdomtree.com.